Schedule of Quarterly financial Data (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest Income (loss)	$ 5,312	$ 3,854	$ 7,908	$ 13,387	$ 12,447	$ 12,732	$ 12,342	$ 5,279	$ 30,460	$ 42,800	$ 126,095
Net investment income (loss)	(62,164)	(67,926)	(71,953)	(100,478)	(113,790)	(114,308)	(121,288)	(149,203)	(302,521)	(498,589)	(1,553,239)
Net realized and net change in unrealized gains/(losses) on United States Treasury Obligations and Futures	(4,212,030)	3,831,694	(17,515,692)	(3,995,111)	(9,199,598)	15,222,954	(12,221,437)	12,727,957	(21,891,138)	6,529,876	(10,925,479)
Net Income/(loss)	(4,274,193)	3,763,768	(17,587,645)	(4,095,589)	(9,313,388)	15,108,646	(12,342,725)	12,578,754	(22,193,659)	6,031,287	(12,478,718)
Increase/(decrease) in Net Asset Value	$ (4,274,193)	$ 3,763,768	$ (25,519,869)	$ (4,095,589)	$ (9,313,388)	$ 4,893,962	$ (12,342,725)	$ 1,447,440
Net Income (loss) per Share	$ (4.27)	$ 3.76	$ (15.81)	$ (3.41)	$ (7.76)	$ 12.02	$ (8.81)	$ 7.96